Share Capital - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Weighted average number of shares outstanding (in shares)	595,756,470	595,287,586
Common shares, issued and outstanding (in shares)	595,938,975	595,386,711
Preferred shares outstanding (in shares)	16,720,000	0
Preferred shares issued (in shares)	16,720,000	0
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 1.0625
Preferred Stock, Dividend Rate, Percentage	3.53%
Preferred Stock, Redemption Price Per Share	$ 25.00
Preferred Stock, Amount of Preferred Dividends in Arrears	$ 0
Convertible Preferred Stock, Shares Issued upon Conversion	1
Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 25.50